Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Select Large Cap Value Fund (Class A) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Class A) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Class A) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class A) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class A) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Class A) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Class A) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Class A) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class A) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class A) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Class A) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Class A) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund Advisor Class | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund Advisor Class | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund Advisor Class | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund Advisor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund Advisor Class | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund Advisor Class | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund Advisor Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund Advisor Class | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund Advisor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund Advisor Class | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund Advisor Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund (Class C) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Class C) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Class C) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class C) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class C) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Class C) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Class C) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Class C) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class C) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class C) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Class C) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Class C) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Class C) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Class C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Class C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund (Institutional Class) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Institutional Class) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Institutional Class) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional Class) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional Class) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Institutional Class) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Institutional Class) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Institutional Class) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional Class) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional Class) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Institutional Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Institutional Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Institutional 2 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Institutional 3 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Columbia Select Large Cap Value Fund (Class R) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Value Fund (Class R) | PG and E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Large Cap Value Fund (Class R) | First Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class R) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Value Fund (Class R) | AES Corp (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Value Fund (Class R) | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund (Class R) | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Large Cap Value Fund (Class R) | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class R) | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class R) | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund (Class R) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Columbia Select Large Cap Value Fund (Class R) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Columbia Select Large Cap Value Fund (Class R) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Columbia Select Large Cap Value Fund (Class R) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Columbia Select Large Cap Value Fund (Class R) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Columbia Select Large Cap Value Fund (Class R) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Columbia Select Large Cap Value Fund (Class R) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Columbia Select Large Cap Value Fund (Class R) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Columbia Select Large Cap Value Fund (Class R) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Columbia Select Large Cap Value Fund (Class R) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Columbia Select Large Cap Value Fund (Class R) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Columbia Select Large Cap Value Fund (Class R) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
Columbia Select Large Cap Value Fund (Class R) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Columbia Select Large Cap Value Fund (Class R) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%